Fees Summary	Sep. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 300,000
Previously Paid Amount	0.00
Total Fee Amount	45.93
Total Offset Amount	0.00
Net Fee	45.93
Narrative - Max Aggregate Offering Price	$ 300,000
Final Prospectus	true